                   WILMINGTON PREMIER MONEY MARKET PORTFOLIO

                               OF WT MUTUAL FUND
--------------------------------------------------------------------------------


   SUPPLEMENT DATED MAY 13, 2005 TO THE PROSPECTUSES DATED NOVEMBER 1, 2004,
                           AS AMENDED APRIL 28, 2005

The information in this Supplement provides new and additional information beyond that contained in the Institutional and Service Shares Prospectuses of the Wilmington Premier Money Market Portfolio and should be read in conjunction with the Prospectuses.

CLOSING OF THE WILMINGTON PREMIER MONEY MARKET PORTFOLIO

     On April 29, 2005, the Board of Trustees of WT Mutual Fund unanimously voted to take steps necessary to cease operations of the Wilmington Premier Money Market Portfolio (the "Portfolio"). Accordingly, effective May 13, 2005, the Portfolio will no longer be offered to new investors but will continue to be offered to current investors in the Portfolio. You may sell or exchange your shares of the Portfolio for any other Wilmington portfolio that is open to new investors. Effective July 18, 2005, the Portfolio intends to cease operations and will be closed. You may sell or exchange shares on any business day prior to July 18, 2005 by contacting us directly by mail or by telephone by calling toll free 1-800-336-9970. If you invest through a financial institution, you should contact the financial institution for more information on how to sell or exchange your shares. If you still hold shares of the Portfolio as of July 18, 2005, we will automatically redeem your shares for cash and remit the proceeds to you (via check or wire) based on the instructions listed on your account.

     Please contact WT Mutual Fund at 1-800-336-9970 for more information.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                    BALENTINE PREMIER MONEY MARKET PORTFOLIO

                               OF WT MUTUAL FUND
--------------------------------------------------------------------------------


    SUPPLEMENT DATED MAY 13, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2004,
                           AS AMENDED APRIL 28, 2005

The information in this Supplement provides new and additional information beyond that contained in the Prospectus for the Service Shares of the Balentine Premier Money Market Portfolio and should be read in conjunction with the Prospectus.

CLOSING OF THE BALENTINE PREMIER MONEY MARKET PORTFOLIO

     On April 29, 2005, the Board of Trustees of WT Mutual Fund unanimously voted to take steps necessary to cease operations of the Balentine Premier Money Market Portfolio (the "Portfolio"). Accordingly, effective May 13, 2005, the Portfolio will no longer be offered to new investors but will continue to be offered to current investors in the Portfolio. You may sell or exchange your shares of the Portfolio for any other Wilmington portfolio that is open to new investors. Effective July 18, 2005, the Portfolio intends to cease operations and will be closed. You may sell or exchange shares on any business day prior to July 18, 2005 by contacting us directly by mail or by telephone by calling toll free 1-800-336-9970. If you invest through a financial institution, you should contact the financial institution for more information on how to sell or exchange your shares. If you still hold shares of the Portfolio as of July 18, 2005, we will automatically redeem your shares for cash and remit the proceeds to you (via check or wire) based on the instructions listed on your account.

     Please contact WT Mutual Fund at 1-800-336-9970 for more information.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.